Benefit Plans (Changes In Accumulated Benefit Obligation Of Postretirement Benefit Plans) (Details) (Postretirement [Member], Post Retirement Health Care Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	$ 98	$ 92
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(4)	(4)
Assumption changes	11	4
Actuarial losses (gains)	3	(1)
Benefit obligation at December 31	115	98	92
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	99	83
Service cost	2	2	2
Interest cost	5	5	4
Benefits paid	(5)	(5)
Assumption changes	(1)	13
Actuarial losses (gains)	(2)	3
Currency	(2)	(2)
Benefit obligation at December 31	$ 96	$ 99	$ 83